Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	false
Entity Registrant Name	OCULIS HOLDING AG
Entity Central Index Key	0001953530
Entity Incorporation, State or Country Code	V8
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Bahnhofstrasse 7
Entity Address, City or Town	Zug
Entity Address, Postal Zip Code	6300
City Area Code	+41
Local Phone Number	58-810-0182
Entity Address, Country	CH
Entity Primary SIC Number	2834
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	19 West 44th Street
Entity Address, Address Line Two	Suite 200
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	800
Local Phone Number	927-9801